UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Theta Income Fund

Institutional Class – LQTIX

ANNUAL REPORT

December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (844) 8LIQUID (844-854-7843) or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (844) 8LIQUID (844-854-7843) if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Theta Income Fund

A series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	7
Schedule of Investments	9
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	30
Supplemental Information	31
Expense Example	35

This report and the financial statements contained herein are provided for the general information of the shareholders of the Theta Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.liquidstrategiesllc.com

Letter to Shareholders

The final quarter of 2019 was one of significant milestones and achievements for Liquid Strategies, marking the 6th full year of managing a conservative, risk-controlled option writing overlay program that seeks to add excess return to fully invested portfolios with a modest increase in overall portfolio volatility. In addition to applying the overlay program on top of existing client assets on a customized basis, the application of the Overlay expanded to provide separate account and packaged solutions (funds and ETFs) to now allow the overlay to sit on top of six core underlying sources of beta: 1) Large Cap U.S. Equity; 2) Small Cap U.S. Equity; 3) Foreign Equity 4) Core Bonds; 5) Municipal Bonds; and 6) Short-Duration Bonds. In 2019, the Theta Income Fund reached the 5-year mark and has delivered attractive long-term risk-adjusted returns:

Past performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or of less than their original cost. Performance would have been lower without fee waivers in effect. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 1-800-440-8LIQUID.

As the results show, the Fund has produced long-term results comparable to those of the broad bond market with similar volatility, but has done so by taking advantage of a different source of return available from option writing. In 2019, bonds outperformed the Fund due primarily to the significant move lower in interest rates (thus leading to higher bond prices). Given the historically low levels of interest rates and the chance of rising equity volatility in the coming years (higher volatility tends to provide higher premiums for the option writing strategy), the Fund has the potential for an attractive opportunity set relative to bonds in the coming years. The CBOE 1-Week S&P 500 Put Write Index benefits from a rising equity market more than the Fund does, and as such should be expected to have higher returns than that of the Fund in years such as 2019. Over the long term, the Fund has produced returns comparable to WPUT but with less than half of the volatility.

3550 Lenox Rd NE ● Suite 2550 ● Atlanta, Georgia 30326
(800) 970-2725 ● (770) 350-8700
LSfunds.com

The value proposition of the Fund is the ability to add long-term excess returns above a conservative bond portfolio through the risk-controlled option writing overlay. While the overlay may create periods of short-term underperformance, the long-term results of the strategy have been clear. In addition to the potential for long-term excess return, a key benefit of the overlay program is a high level of consistency in generating alpha:

●	Over 70% of all monthly returns have been positive
●	75% of all quarterly returns have been positive
●	5 of the 6 years have been positive
●	80% of the rolling 1-year returns have been positive
●	100% of the rolling 3-year returns have been positive

The possibility of success of the overlay is supported by the Volatility Risk Premium (“VRP”) embedded in options. The VRP effectively represents the overpricing of options due to 1) the market routinely overestimating future volatility, and 2) option sellers demanding a premium for taking the risk from option buyers. Looking back over the past 30 years, this VRP has been positive in all but 1 year. It is important to note that when looking at a more granular level, there are occasional quarters (roughly 10% of all quarters) that have a negative VRP due to short-term market shocks. While these short-term periods of negative VRP can create short-term losses for the overlay and most option writing strategies, these periods of stress are critical to the long-term sustainability of the VRP. Without them, option writers would not be able to demand as high of a risk premium. As such, advisors and their clients that utilize our solutions have long-term views and consider short-term periods of stress as opportunities for the overlay strategy and the Fund.

3550 Lenox Rd NE ● Suite 2550 ● Atlanta, Georgia 30326
(800) 970-2725 ● (770) 350-8700
LSfunds.com

A common question from investors is how much longer can the market volatility stay so low? This a great question that has a very complex and uncertain answer. The best starting point for thinking about this is getting a historical perspective. Equity market volatility tends to move in long-term cycles, or regimes, between low volatility and high volatility, with these regimes typically lasting about 5 years. The current low volatility regime has extended past 7 years. Below is a chart for the annual average level of the CBOE S&P 500 Volatility Index (“VIX”):

For perspective, a VIX level of 16 represents an expectation that the market will move about 1% a day. As the following charts illustrate, daily moves of 1% are in the minority of market moves. Since 1990, the S&P 500 Index has only averaged a daily move greater than 1% in 6 of the 30 years and the most 1% moves in a year were about 133. Furthermore, the number of days per year that the S&P 500 Index moves up or down by more than 1% is about 63 days per year (out of 252 trading days).

3550 Lenox Rd NE ● Suite 2550 ● Atlanta, Georgia 30326
(800) 970-2725 ● (770) 350-8700
LSfunds.com

The factor that really drives the VIX Index to extreme levels are outsized daily moves of over 2%. As can be expected, 2008 had the most such moves at 72, while other years like 1992, 1995, 2004, 2005, and 2017 had 0.

3550 Lenox Rd NE ● Suite 2550 ● Atlanta, Georgia 30326
(800) 970-2725 ● (770) 350-8700
LSfunds.com

Returning to the question at hand, the periods of higher volatility/ larger daily moves coincide with periods of high uncertainty, particularly economic uncertainty, and are usually associated with a recession. Any of the following factors (as well as a number of currently unknown ones) could increase the risk of a recession in the next 18 months, driving equity volatility higher along with it: 1) Global trade relations (particularly with China); 2) stability in the Middle East; 3) U.S. Presidential election; 4) slowing labor market and consumer/business confidence. While many investors may think the VIX is too low given these risk factors, the largest pricing input for the VIX, by far, is backward looking as opposed to forward looking.

The views in this letter were as of 2019 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

3550 Lenox Rd NE ● Suite 2550 ● Atlanta, Georgia 30326
(800) 970-2725 ● (770) 350-8700
LSfunds.com

Risk Considerations

The views in this letter were as of 12/31/19 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Past performance is no guarantee of future results.

The Fund invests primarily in put options on indices, exchange traded funds (ETFs) and common stocks. Accordingly it may be subject to equity risk affected by general market conditions and ETF risk. The Fund’s positions in options may be subject to greater fluctuations in value than investments in the underlying instrument. The Fund will incur a form of economic leverage through its use of options, which may increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. There can be no guarantee that the strategy of the Fund will be successful.

The Fund is subject to the same risks as the underlying fixed income securities such as an issuer’s credit rating or creditworthiness. Generally, bonds will decrease in value as interest rates rise, and the Fund’s value could decline.

The Theta Income Fund is distributed by IMST Distributors, LLC, which is not affiliated with the Adviser.

Financial Terms

Alpha - a measure of performance, indicating when a strategy, trader, or portfolio manager has managed to beat the market return over some period.

Bloomberg Barclays US Aggregate Bond Index - a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

CBOE S&P 500 One-Week PutWrite Index - The CBOE S&P 500 One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one-month Treasury bills. The WPUT Index rolls on a weekly basis, typically every Friday.

CBOE Volatility Index (VIX) – a measure of the market’s expectation of 30-day volatility, constructed using the implied volatilities of a wide range of S&P 500 index options.

Indexes are unmanaged and it is not possible to invest directly in an index.

Standard Deviation - A measure of the average deviations of a return series from its mean; often used as a measure of risk and volatility.

Sharpe Ratio - The average return earned in excess of the risk-free rate per unit of volatility or total risk, in this case standard deviation.

3550 Lenox Rd NE ● Suite 2550 ● Atlanta, Georgia 30326
(800) 970-2725 ● (770) 350-8700
LSfunds.com

Theta Income Fund

FUND PERFORMANCE at December 31, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the CBOE S&P 500 One-Week PutWrite Index and the Bloomberg Barclays Aggregate Bond Index. The performance graph above is shown for the Fund’s Institutional Class shares. Results include the reinvestment of all dividends and capital gains.

The CBOE S&P 500 One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one-month Treasury bills. The WPUT Index rolls on a weekly basis, typically every Friday. The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S. These indices do not reflect expenses, fees, or sales charge, which would lower performance. These indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of December 31, 2019	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	6.61%	3.10%	2.43%	03/31/14
CBOE S&P 500 One-Week PutWrite Index	15.84%	3.65%	3.19%	03/31/14
Bloomberg Barclays US Aggregate Bond Index*	8.72%	3.05%	3.35%	03/31/14

*	Effective June 14, 2018, the Fund’s secondary performance benchmark is the Bloomberg Barclays US Aggregate Bond Index. Liquid Strategies, LLC, the Fund’s advisor, believes this index is a better performance benchmark for comparison to the Fund’s performance and investment strategy.

Theta Income Fund

FUND PERFORMANCE at December 31, 2019 (Unaudited) – Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 8LIQUID (844-854-7843).

Gross and Net Expense Ratios for the Institutional Class shares were 1.27% and 1.25%, respectively, which were the amounts stated in the current prospectus dated May 1, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of the average daily net assets of the Institutional Class shares of the Fund. This agreement is in effect until April 30, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund does not charge a redemption fee.

Theta Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019

Principal Amount		Value
	ASSET-BACKED SECURITIES — 1.9%
$2,021,026	Fannie Mae REMICS Series 2018-96, Class BH, 4.000% 9/25/2047	$2,096,982
2,575,977	Freddie Mac REMICS Series 4795, Class WA, 3.500% 12/15/2044	2,629,336
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,651,910)	4,726,318
	COLLATERALIZED MORTGAGE OBLIGATIONS — 18.4%
	Fannie Mae REMICS
3,412,386	Series 2018-49, Class CA, 4.000%, 12/25/2042	3,503,637
1,927,896	Series 2018-38, Class EC, 4.000%, 4/25/2043	1,965,976
2,361,681	Series 2015-94, Class EP, 3.000%, 7/25/2043	2,397,311
2,941,745	Series 2016-31, Class UP, 3.000%, 8/25/2044	3,006,511
3,391,353	Series 2017-105, Class BA, 3.000%, 8/25/2044	3,448,138
	Freddie Mac REMICS
3,459,001	Series 4766, Class VC, 4.000%, 4/15/2029	3,623,297
3,458,576	Series 4772, Class VL, 4.000%, 4/15/2029	3,606,848
1,386,996	Series 4809, Class KA, 4.000%, 3/15/2040	1,398,558
2,428,497	Series 4646, Class DA, 3.500%, 1/15/2042	2,471,095
2,181,950	Series 4800, Class LA, 4.000%, 4/15/2042	2,209,285
743,431	Series 4823, Class TA, 4.000%, 6/15/2042	749,993
2,103,639	Series 4769, Class T, 4.500%, 3/15/2043[1]	2,147,633
2,887,195	Series 4746, Class NA, 3.500%, 4/15/2043	2,974,778
2,600,080	Series 4314, Class PD, 3.750%, 7/15/2043	2,710,084
1,472,566	Series 4818, Class PA, 4.000%, 6/15/2045	1,499,112
1,909,989	Series 4808, Class DG, 3.500%, 9/15/2045	1,962,831
3,371,552	Series 4727, Class PA, 3.000%, 3/15/2046	3,474,293
3,111,845	Government National Mortgage Association Series 2017-101, Class DK, 2.750% 4/20/2046[1]	3,137,897
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $45,911,220)	46,287,277
	CORPORATE BONDS — 60.4%
	COMMUNICATIONS — 2.4%
1,375,000	AT&T, Inc. 2.799% (3-Month USD Libor+89 basis points), 2/15/2023[2,3]	1,386,927
2,200,000	Comcast Corp. 2.750%, 3/1/2023[1]	2,249,001
2,350,000	Walt Disney Co. 3.000%, 9/15/2022[4]	2,421,778

		6,057,706
	CONSUMER DISCRETIONARY — 7.7%
1,500,000	eBay, Inc. 2.806% (3-Month USD Libor+87 basis points), 1/30/2023[3]	1,509,652

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Ford Motor Credit Co. LLC
$1,000,000	2.681%, 1/9/2020	$1,000,082
1,500,000	3.012% (3-Month USD Libor+100 basis points), 1/9/2020[3]	1,500,215
	General Motors Financial Co., Inc.
1,350,000	3.536% (3-Month USD Libor+155 basis points), 1/14/2022[3]	1,364,017
1,800,000	3.450%, 4/10/2022[1]	1,841,465
1,375,000	3.270% (3-Month USD Libor+131 basis points), 6/30/2022[3]	1,382,004
	Home Depot, Inc.
2,350,000	2.700%, 4/1/2023[1]	2,411,944
1,000,000	3.900%, 12/6/2028[1]	1,123,963
1,850,000	Lowe’s Cos., Inc. 3.875%, 9/15/2023[1]	1,964,117
	Toyota Motor Credit Corp.
2,000,000	2.365% (3-Month USD Libor+48 basis points), 9/8/2022[3]	2,006,972
3,000,000	3.650%, 1/8/2029	3,287,049

		19,391,480
	CONSUMER STAPLES — 2.9%
1,250,000	Altria Group, Inc. 4.750%, 5/5/2021	1,295,759
1,550,000	Estee Lauder Cos., Inc. 1.800%, 2/7/2020	1,550,126
1,375,000	Mead Johnson Nutrition Co. 3.000%, 11/15/2020	1,387,519
3,000,000	Target Corp. 3.875%, 7/15/2020	3,032,475

		7,265,879
	ENERGY — 3.1%
1,800,000	BP Capital Markets PLC 3.279%, 9/19/2027[1,5]	1,896,516
2,500,000	Chevron Corp. 1.961%, 3/3/2020[1]	2,499,690
3,000,000	Shell International Finance B.V. 3.875%, 11/13/2028[1,5]	3,330,552

		7,726,758
	FINANCIALS — 24.7%
1,595,000	Aflac, Inc. 3.625%, 11/15/2024[2]	1,706,540
2,750,000	American Express Credit Corp. 2.336% (3-Month USD Libor+43 basis points), 3/3/2020[1,2,3]	2,750,987

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,215,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	$1,352,464
	Bank of America Corp.
1,850,000	2.250%, 4/21/2020	1,851,835
1,850,000	5.000%, 5/13/2021[2]	1,929,285
	Bank of New York Mellon Corp.
850,000	2.985% (3-Month USD Libor+105 basis points), 10/30/2023[1,3]	865,234
1,800,000	3.000%, 10/30/2028[1]	1,847,221
1,335,000	Barclays PLC 4.011% (3-Month USD Libor+211 basis points), 8/10/2021[3,5]	1,366,960
2,250,000	Berkshire Hathaway, Inc. 2.200%, 3/15/2021[1]	2,259,202
1,450,000	Capital One Financial Corp. 4.750%, 7/15/2021	1,510,468
2,100,000	Capital One N.A. 3.085% (3-Month USD Libor+115 basis points), 1/30/2023[1,3]	2,124,358
2,000,000	Citibank N.A. 2.850%, 2/12/2021[1]	2,019,970
2,000,000	Citigroup, Inc. 3.337% (3-Month USD Libor+143 basis points), 9/1/2023[1,3]	2,043,386
2,000,000	Commonwealth Bank of Australia 2.717% (3-Month USD Libor+83 basis points), 9/6/2021[3,4,5]	2,020,792
	Goldman Sachs Group, Inc.
1,400,000	2.600%, 12/27/2020[1,2]	1,403,086
2,000,000	2.936% (3-Month USD Libor+100 basis points), 7/24/2023[1,3]	2,020,282
2,000,000	3.686% (3-Month USD Libor+175 basis points), 10/28/2027[1,3]	2,087,878
3,250,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	3,306,417
	HSBC Holdings PLC
2,100,000	5.100%, 4/5/2021[5]	2,178,536
1,500,000	3.118% (3-Month USD Libor+123 basis points), 3/11/2025[1,3,5]	1,517,313
1,800,000	Huntington Bancshares, Inc. 3.150%, 3/14/2021[1]	1,822,736
2,250,000	Huntington National Bank 2.375%, 3/10/2020[1]	2,250,965
	JPMorgan Chase & Co.
1,625,000	4.500%, 1/24/2022	1,706,791
1,500,000	3.166% (3-Month USD Libor+123 basis points), 10/24/2023[1,3]	1,526,429
	Mitsubishi UFJ Financial Group, Inc.
1,800,000	2.950%, 3/1/2021[5]	1,820,162
1,800,000	3.455%, 3/2/2023[5]	1,864,067

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Morgan Stanley
$2,250,000	5.750%, 1/25/2021	$2,337,291
2,000,000	3.124% (3-Month USD Libor+122 basis points), 5/8/2024[1,3]	2,036,730
1,800,000	PNC Financial Services Group, Inc. 3.500%, 1/23/2024[1]	1,896,885
2,000,000	Sumitomo Mitsui Financial Group, Inc. 2.781% (3-Month USD Libor+78 basis points), 7/12/2022[3,5]	2,012,286
1,625,000	Wells Fargo & Co. 2.550%, 12/7/2020	1,635,250
3,250,000	Westpac Banking Corp. 2.150%, 3/6/2020[5]	3,251,024

		62,322,830
	HEALTH CARE — 7.0%
1,750,000	AbbVie, Inc. 2.500%, 5/14/2020[1]	1,752,725
2,500,000	Bayer U.S. Finance II LLC 2.200%, 7/15/2022[1,4]	2,487,822
3,000,000	Cigna Corp. 3.250%, 4/15/2025[1,4]	3,114,945
1,000,000	CVS Health Corp. 4.750%, 12/1/2022[1]	1,067,918
2,255,000	Gilead Sciences, Inc. 2.550%, 9/1/2020	2,264,884
1,950,000	GlaxoSmithKline Capital, Inc. 3.875%, 5/15/2028	2,155,737
	Merck & Co., Inc.
1,750,000	3.875%, 1/15/2021[1]	1,783,395
1,555,000	2.800%, 5/18/2023	1,603,216
1,500,000	UnitedHealth Group, Inc. 2.700%, 7/15/2020	1,506,402

		17,737,044
	INDUSTRIALS — 2.5%
2,000,000	Burlington Northern Santa Fe LLC 3.000%, 3/15/2023[1]	2,055,938
1,625,000	Caterpillar Financial Services Corp. 1.700%, 8/9/2021	1,623,086
1,775,000	Caterpillar, Inc. 3.900%, 5/27/2021	1,823,983

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$850,000	United Parcel Service, Inc. 2.284% (3-Month USD Libor+38 basis points), 5/16/2022[3]	$854,523

		6,357,530
	MATERIALS — 1.7%
2,300,000	Newmont Goldcorp Corp. 3.500%, 3/15/2022[1]	2,361,523
1,800,000	PPG Industries, Inc. 3.200%, 3/15/2023[1]	1,859,297

		4,220,820
	TECHNOLOGY — 6.1%
	Apple, Inc.
1,500,000	2.401% (3-Month USD Libor+50 basis points), 2/9/2022[2,3]	1,512,838
1,800,000	3.200%, 5/11/2027[1,2]	1,900,949
2,975,000	Cisco Systems, Inc. 2.450%, 6/15/2020	2,984,062
	Oracle Corp.
1,325,000	3.875%, 7/15/2020	1,337,951
1,550,000	2.500%, 5/15/2022[1]	1,570,821
1,800,000	3.250%, 11/15/2027[1]	1,909,321
	QUALCOMM, Inc.
2,750,000	2.250%, 5/20/2020	2,753,226
1,350,000	2.666% (3-Month USD Libor+73 basis points), 1/30/2023[3]	1,362,027

		15,331,195
	UTILITIES — 2.3%
2,950,000	Edison International 2.125%, 4/15/2020	2,951,862
1,350,000	Florida Power & Light Co. 3.250%, 6/1/2024[1]	1,414,950
1,450,000	Southern Co. 2.350%, 7/1/2021[1]	1,457,686
		5,824,498
	TOTAL CORPORATE BONDS
	(Cost $149,921,273)	152,235,740
	U.S. GOVERNMENT AND AGENCIES — 0.6%
1,467,415	Fannie Mae Pool 3.00%, 1/1/2032	1,508,690
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $1,478,395)	1,508,690

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019

Principal Amount		Value
	U.S. TREASURY NOTES — 14.2%
	United States Treasury Note
$11,500,000	3.625%, 2/15/2020[2]	$11,526,795
13,000,000	3.500%, 5/15/2020[2]	13,087,347
11,000,000	2.625%, 8/15/2020	11,066,814
	TOTAL U.S. TREASURY NOTES
	(Cost $35,546,202)	35,680,956

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	S&P 500 INDEX
260	Exercise Price: $3,100.00, Notional Amount: $80,600,000, Expiration Date: January 8, 2020	57,200
130	Exercise Price: $3,095.00, Notional Amount: $40,235,000, Expiration Date: January 10, 2020	43,550
	TOTAL PUT OPTIONS
	(Cost $111,685)	100,750

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $111,685)	100,750

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$7,631,351	UMB Money Market Fiduciary, 0.247%[6]	7,631,351
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,631,351)	7,631,351

	TOTAL INVESTMENTS — 98.5%
	(Cost $245,252,036)	248,171,082

	Other Assets in Excess of Liabilities — 1.5%	3,699,819
	TOTAL NET ASSETS — 100.0%	$251,870,901

Number of Contracts
WRITTEN OPTIONS CONTRACTS — (0.1)%
PUT OPTIONS — (0.1)%
(260)	S&P 500 INDEX Exercise Price: $3,195.00, Notional Amount: $(83,070,000), Expiration Date: January 8, 2020	(202,800)

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
(130)	Exercise Price: $3,190.00, Notional Amount: $(41,470,000), Expiration Date: January 10, 2020	$(132,600)
	TOTAL PUT OPTIONS
	(Proceeds $404,675)	(335,400)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $404,675)	$(335,400)

PLC – Public Limited Company

[1]	Callable.

[2]	All or a portion of this security is segregated as collateral for open written options contracts.

[3]	Floating rate security.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,045,337, which represents 4.0% of total net assets of the Fund.

[5]	Foreign security denominated in U.S. Dollars

[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Theta Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2019

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	18.4%
Corporate Bonds
Financials	24.7%
Consumer Discretionary	7.7%
Health Care	7.0%
Technology	6.1%
Energy	3.1%
Consumer Staples	2.9%
Industrials	2.5%
Communications	2.4%
Utilities	2.3%
Materials	1.7%
Total Corporate Bonds	60.4%
U.S. Government and Agencies	0.6%
U.S. Treasury Notes	14.2%
Purchased Options Contracts	0.0%
Short-Term Investments	3.0%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Theta Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2019

Assets:
Investments, at value (cost $245,140,351)	$248,070,332
Purchased options contracts, at value (cost $111,685)	100,750
Cash	50,999
Cash deposited with broker for written options contracts	2,504,728
Receivables:
Investment securities sold	404,675
Fund shares sold	1,240
Dividends and interest	1,648,558
Prepaid expenses	6,751
Total assets	252,788,033

Liabilities:
Written options contracts, at value (proceeds $404,675)	335,400
Payables:
Investment securities purchased	111,685
Fund shares redeemed	60,581
Advisory fees	271,769
Shareholder servicing fees (Note 7)	13,985
Fund accounting and administration fees	48,524
Auditing fees	20,061
Transfer agent fees and expenses	10,897
Custody fees	10,666
Trustees’ deferred compensation (Note 3)	4,629
Chief Compliance Officer fees	2,885
Trustees’ fees and expenses	566
Accrued other expenses	25,484
Total liabilities	917,132

Net Assets	$251,870,901

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$259,743,019
Total accumulated deficit	(7,872,118)
Net Assets	$251,870,901

Maximum Offering Price per Share:
Institutional Class Shares:
Net assets applicable to shares outstanding	$251,870,901
Shares of beneficial interest issued and outstanding	4,858,373
Net asset value, offering and redemption price per share	$51.84

See accompanying Notes to Financial Statements.

Theta Income Fund

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

Investment Income:
Interest	$9,666,634
Total investment income	9,666,634

Expenses:
Advisory fees	3,676,385
Fund administration fees	350,155
Shareholder servicing fees (Note 7)	157,613
Registration fees	50,755
Custody fees	36,089
Transfer agent fees and expenses	30,073
Auditing fees	20,283
Miscellaneous	18,595
Legal fees	16,417
Shareholder reporting fees	15,100
Chief Compliance Officer fees	11,645
Trustees’ fees and expenses	10,610
Insurance fees	2,548
Distribution fees (Note 6)	885
Total expenses	4,397,153
Advisory fees recovered	199,362
Net expenses	4,596,515
Net investment income	5,070,119

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	547,816
Purchased options contracts	(8,756,933)
Written options contracts	19,363,277
Net realized gain	11,154,160
Net change in unrealized appreciation/depreciation on:
Investments	7,520,054
Purchased options contracts	(10,935)
Written options contracts	69,275
Net change in unrealized appreciation/depreciation	7,578,394
Net increase from payments by affiliates (Note 3)	4,645
Net realized and unrealized gain	18,737,199

Net Increase in Net Assets from Operations	$23,807,318

See accompanying Notes to Financial Statements.

Theta Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,070,119	$4,249,465
Net realized gain (loss) on investments, purchased options contracts and written options contracts	11,154,160	(21,968,637)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	7,578,394	(3,464,308)
Net increase from payments by affiliates (Note 3)	4,645	2,284
Net increase (decrease) in net assets resulting from operations	23,807,318	(21,181,196)

Distributions to Shareholders:
Distributions:
Investor Class	(4,364)	(24,310)
Institutional Class	(5,360,691)	(6,756,109)

From return of capital:
Investor Class	(1,378)	(7,120)
Institutional Class	(1,692,256)	(1,186,273)
Total distributions to shareholders	(7,058,689)	(7,973,812)

Capital Transactions:
Net proceeds from shares sold:
Investor Class[1]	44,635	829,443
Institutional Class	47,209,228	141,247,699
Reinvestment of distributions:
Investor Class	5,707	30,761
Institutional Class	3,165,870	3,863,076
Cost of shares redeemed:
Investor Class[1]	(1,530,639)	(1,803,973)
Institutional Class	(212,100,894)	(72,579,367)
Net increase (decrease) in net assets from capital transactions	(163,206,093)	71,587,639

Total increase (decrease) in net assets	(146,457,464)	42,432,631

Net Assets:
Beginning of period	398,328,365	355,895,734
End of period	$251,870,901	$398,328,365

Capital Share Transactions:
Shares sold:
Investor Class[1]	896	15,933
Institutional Class	929,374	2,718,255
Shares reinvested:
Investor Class	114	609
Institutional Class	61,863	75,736
Shares redeemed:
Investor Class[1]	(31,131)	(35,078)
Institutional Class	(4,132,994)	(1,410,124)
Net increase (decrease) from capital share transactions	(3,171,878)	1,365,331

[1]	The Investor Class shares converted into Institutional Class shares on March 31, 2019.

See accompanying Notes to Financial Statements.

Theta Income Fund

FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,

	2019**	2018	2017	2016	2015
Net asset value, beginning of period	$49.61	$53.40	$50.97	$48.91	$48.80
Income from Investment Operations:
Net investment income (loss)	0.70 [1]	0.56 [1]	(0.05)[1]	(0.47)[1]	(0.59)[1]
Net realized and unrealized gain (loss)	2.56	(3.33)	2.99	3.43	1.96
Total from investment operations	3.26	(2.77)	2.94	2.96	1.37

Less Distributions:
From net investment income	(0.78)	(0.55)	-	-	-
From net realized gain	-	(0.31)	(0.51)	(0.90)	(1.26)
From return of capital	(0.25)	(0.16)	-	-	-
Total distributions	(1.03)	(1.02)	(0.51)	(0.90)	(1.26)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]

Net increase from payments by affiliates (Note 3)	- [2]	- [2]	-	-	-

Net asset value, end of period	$51.84	$49.61	$53.40	$50.97	$48.91

Total return[3]	6.61%	(5.22)%	5.76%	6.05%	2.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$251,871	$396,850	$353,322	$46,482	$16,032

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.20%	1.27%	1.50%	2.47%[5]	3.67%
After fees waived and expenses absorbed/recovered	1.25%[6]	1.25%[6]	1.25%[6]	1.26%[5]	1.25%

Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.43%	1.06%	(0.34)%	(2.15)%	(3.59)%
After fees waived and expenses absorbed/recovered	1.38%	1.08%	(0.09)%	(0.94)%	(1.17)%

Portfolio turnover rate	13%	8%	3%	-%	-%

**	The financial highlights presented for the Institutional Class Shares for the year ended December 31, 2019 includes operating results and net assets of the Investor Class Shares, which were converted into Institutional Class Shares on March 31, 2019.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2016.
[6]	Effective May 1, 2017, interest expense is included in annual operating expense limitation.

See accompanying Notes to Financial Statements.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

Note 1 – Organization

Theta Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to generate current income with a low correlation to the risks and returns of major market indices. The Fund commenced investment operations on March 31, 2014, with two classes of shares: Investor Class and Institutional Class. Effective March 31, 2019, the Fund converted the Investor Class Shares into the Institutional Class Shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Options

The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund is allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 31, 2016-2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liquid Strategies, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect until April 30, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended December 31, 2019, the Advisor recovered advisory fees and other expenses previously absorbed totaling $199,362. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2019, the amount of these potentially recoverable expenses was $327,209. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2020	$230,432
2021	96,777
Total	$327,209

The Advisor reimbursed the Fund $4,645 for losses from trade errors during this fiscal period. This amount is reported on the Fund’s Statement of Operations and Statements of Changes under the caption “Net increase from payments by affiliates.” This reimbursement had no impact to the total return.

During the fiscal year ended December 31, 2018, the Advisor reimbursed the Fund $2,284 for a loss from a trade error. This amount is reported on the Fund's Statement of Changes under the caption "Net increase from payments by affiliates". This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2019 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended December 31, 2019, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund's liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended December 31, 2019, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2019, the cost of securities and the proceeds from written options contracts, on a tax basis and gross unrealized appreciation and depreciation on investments and written options contracts for federal income tax purposes were as follows:

Cost of Investments	$244,905,701

Gross unrealized appreciation	$3,076,377
Gross unrealized depreciation	(146,396)

Net unrealized appreciation on investments	$2,929,981

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
$5,262	$(5,262)

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(10,797,470)
Net unrealized appreciation on investments	2,929,981
Unrealized deferred compensation	(4,629)
Total accumulated deficit	$(7,872,118)

The tax character of distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

Distribution paid from:	2019	2018
Ordinary income	$5,365,055	$5,333,613
Net long-term capital gains	-	1,446,806
Return of capital	1,693,634	1,193,393
Total distributions paid	$7,058,689	$7,973,812

As of December 31, 2019, the Fund had non-expiring capital loss carryforwards as follows:

Short-term	$3,989,034
Long-term	6,808,436
$10,797,470

During the tax year ended December 31, 2019, the Fund utilized $4,765,442 of short-term and $6,156,134 of long-term non-expiring capital loss carryforwards, respectively.

Note 5 – Investment Transactions

For the year ended December 31, 2019, purchases and sales of investments, excluding short-term investments, and options contracts were $43,947,763 and $207,987,641, respectively.

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. As of March 31, 2019, the Investor Class has been terminated. The Institutional Class does not pay any distribution fees.

For the year ended December 31, 2019, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

For the year ended December 31, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$4,726,318	$-	$4,726,318
Collateralized Mortgage Obligations	-	46,287,277	-	46,287,277
Corporate Bonds**	-	152,235,740	-	152,235,740
U.S. Government and Agencies	-	1,508,690	-	1,508,690
U.S. Treasury Notes	-	35,680,956	-	35,680,956
Purchased Options Contracts	100,750	-	-	100,750
Short-Term Investments	7,631,351	-	-	7,631,351
Total Assets	$7,732,101	$240,438,981	$-	$248,171,082

Liabilities
Written Options Contracts	$335,400	$-	$-	$335,400
Total Liabilities	$335,400	$-	$-	$335,400

*	The Fund did not hold any Level 3 securities at period end.

**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the year ended December 31, 2019.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2019 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased Options Contracts, at value	$100,750	Written options contracts, at value	$335,400

Total		$100,750		$335,400

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2019 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(8,756,933)	$19,363,277	$10,606,344
Total	$(8,756,933)	$19,363,277	$10,606,344

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(10,935)	$69,275	$58,340
Total	$(10,935)	$69,275	$58,340

The quarterly average volumes of derivative instruments as of December 31, 2019 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Notional Value	$107,707,500
	Written options contracts	Notional Value	$(110,704,000)

Note 11 – Reverse Stock Split

The Fund had a 1 for 5 reverse stock split with the ex and payable dates of August 7, 2015, to shareholders of record as of August 6, 2015. This resulted in a decrease in shares outstanding from 27,994 to 5,599, and an increase in net asset value from $10.05 to $50.23 for the Investor Class, and a decrease in shares outstanding from 1,051,178 to 220,652, and an increase in net asset value from $10.08 to $50.39 for the Institutional Class. This transaction did not change the net assets of the Fund or the value of a shareholder’s account.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Theta Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Theta Income Fund (the “Fund”), a series of Investment Managers Series Trust (the “Trust”), including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 28, 2020

Theta Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (844) 8LIQUID (844-854-7843). The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); and Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	1	Investment Managers Series Trust, a registered investment company (includes 52 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); and President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	1	Investment Managers Series Trust, a registered investment company (includes 52 portfolios), 361 Social Infrastructure Fund, a closed-end investment company, and Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

Theta Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); and Chairman, NICSA, an investment management trade association (1993 – 1996).	1	Investment Managers Series Trust, a registered investment company (includes 52 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014); and President, Investment Managers Series Trust (December 2007 - June 2014).	1	Investment Managers Series Trust, a registered investment company (includes 52 portfolios), Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; and Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	1	Investment Managers Series Trust, a registered investment company (includes 52 portfolios), Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

Theta Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 - June 2014).	1	Investment Managers Series Trust, a registered investment company (includes 52 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

Theta Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund managed by the same investment advisor. The Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor does it share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Theta Income Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and or/service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/19	12/31/19	7/1/19 – 12/31/19
Institutional Class	Actual Performance	$1,000.00	$1,026.50	$6.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio 1.25% for the Institutional Class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

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Theta Income Fund

A series of Investment Managers Series Trust

Investment Advisor
Liquid Strategies, LLC
3550 Lenox Road North East, Suite 2550
Atlanta, Georgia 30326

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th  Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th  Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC
Three Canal Plaza, Suite 100

Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Theta Income Fund - Institutional Class	LQTIX	46141P 271

Privacy Principles of the Theta Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Theta Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 8LIQUID (844-854-7843), or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (844) 8LIQUID (844-854-7843), or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (844) 8LIQUID (844-854-7843). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 8LIQUID (844-854-7843).

Theta Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 8LIQUID (844-854-7843)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (844) 8LIQUID (844-854-7843).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$17,450	$16,950
Audit-Related Fees	N/A	N/A
Tax Fees	$2,800	$2,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/09/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/09/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/09/2020